Restatement of Previously Issued Financial Statements (Details) - Schedule of impact of the restatement on the company’s financial statements - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Oct. 22, 2020
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Class A ordinary shares subject to possible redemption	$ 107,255,090	$ 107,407,420		$ 107,255,090
Class A ordinary shares	120	119		120
Additional paid-in capital	5,319,055	5,166,726	$ 5,090,437	5,319,055	$ 5,004,598
Accumulated deficit	(319,462)	(167,129)	(90,838)	(319,462)	(5,000)
Total Shareholders’ Equity (Deficit)	5,000,001	5,000,004	$ 5,000,005	5,000,001	5,000,003
Number of Class A ordinary shares subject to possible redemption	$ 10,725,509	$ 10,740,742		$ 10,725,509
Condensed Statement of Operations for the Three Months Ended March 31, 2021 (Unaudited)
Weighted average shares outstanding, Class A ordinary shares (in Shares)	11,500,000	11,500,000		11,500,000
Basic and diluted net loss per share, Class A ordinary shares (in Dollars per share)
Weighted average shares outstanding, Class B ordinary shares (in Shares)	3,305,000	3,305,000	2,920,522	3,305,000
Basic and diluted net income (loss) per share, Class B ordinary shares (in Dollars per share)	$ (0.05)	$ (0.03)	$ 0	$ (0.08)
Condensed Statement of Shareholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)
Change in value of Class A ordinary shares to redemption	$ 152,330	$ 76,290
Total Shareholders’ Equity (Deficit)	5,000,001	5,000,004
Condensed Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)
Change in value of Class A ordinary shares subject to possible redemption		(76,290)
Condensed Statement of Cash Flows for Six Months Ended June 30, 2021 (Unaudited)
Change in value of Class A ordinary shares to possible redemption				$ (228,620)
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Class A ordinary shares subject to possible redemption	7,744,910	7,592,580		7,744,910
Class A ordinary shares	(77)	(76)		(77)
Additional paid-in capital	(5,319,055)	(5,166,726)	$ (5,090,437)	(5,319,055)	(5,004,598)
Accumulated deficit	(2,425,778)	(2,425,778)	(2,425,778)	(2,425,778)	(2,425,778)
Total Shareholders’ Equity (Deficit)	(7,744,910)	(7,592,580)	$ (7,516,290)	(7,744,910)	(7,430,450)
Number of Class A ordinary shares subject to possible redemption	$ 774,491	$ 759,258		$ 774,491
Condensed Statement of Operations for the Three Months Ended March 31, 2021 (Unaudited)
Weighted average shares outstanding, Class A ordinary shares (in Shares)	430,000	430,000		430,000
Basic and diluted net loss per share, Class A ordinary shares (in Dollars per share)	$ (0.01)	$ (0.01)		$ (0.02)
Weighted average shares outstanding, Class B ordinary shares (in Shares)	(430,000)	(430,000)	(224,626)	(430,000)
Basic and diluted net income (loss) per share, Class B ordinary shares (in Dollars per share)	$ 0.04	$ 0.02	$ (0.01)	$ 0.06
Condensed Statement of Shareholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)
Change in value of Class A ordinary shares to redemption	$ (152,330)	$ (76,290)
Total Shareholders’ Equity (Deficit)	(7,744,908)	(7,592,578)
Condensed Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)
Change in value of Class A ordinary shares subject to possible redemption		76,290
Condensed Statement of Cash Flows for Six Months Ended June 30, 2021 (Unaudited)
Change in value of Class A ordinary shares to possible redemption				$ 228,620
As Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Class A ordinary shares subject to possible redemption	115,000,000	115,000,000		115,000,000
Class A ordinary shares	43	43		43
Additional paid-in capital
Accumulated deficit	(2,745,240)	(2,592,907)	(2,516,616)	(2,745,240)	(2,430,778)
Total Shareholders’ Equity (Deficit)	(2,744,909)	(2,592,576)	$ (2,516,285)	(2,744,909)	$ (2,430,447)
Number of Class A ordinary shares subject to possible redemption	$ 11,500,000	$ 11,500,000		$ 11,500,000
Condensed Statement of Operations for the Three Months Ended March 31, 2021 (Unaudited)
Weighted average shares outstanding, Class A ordinary shares (in Shares)	11,930,000	11,930,000		11,930,000
Basic and diluted net loss per share, Class A ordinary shares (in Dollars per share)	$ (0.01)	$ (0.01)		$ (0.02)
Weighted average shares outstanding, Class B ordinary shares (in Shares)	2,875,000	2,875,000	2,695,896	2,875,000
Basic and diluted net income (loss) per share, Class B ordinary shares (in Dollars per share)	$ (0.01)	$ (0.01)	$ (0.01)	$ (0.02)
Condensed Statement of Shareholders’ Equity (Deficit) for the Three Months Ended March 31, 2021 (Unaudited)
Change in value of Class A ordinary shares to redemption
Total Shareholders’ Equity (Deficit)	$ (2,744,907)	(2,592,574)
Condensed Statement of Cash Flows for the Three Months Ended March 31, 2021 (Unaudited)
Change in value of Class A ordinary shares subject to possible redemption
Condensed Statement of Cash Flows for Six Months Ended June 30, 2021 (Unaudited)
Change in value of Class A ordinary shares to possible redemption